UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Range Cancer Therapeutics ETF
CNCR (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Range Cancer Therapeutics ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.rangeetfs.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Cancer Therapeutics ETF	$89	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Range Cancer Therapeutics ETF (“CNCR” or the “Fund”) seeks to deliver investment results, before fees and expenses, that track the performance of the Range Oncology Therapeutics Index (“CNCRX or the “Index”). The Fund invests in securities and financial instruments that the Advisor believes, in combination, should closely track the Index’s performance.
For the year ended 8/31/2024, the Fund achieved a total return of 24.92%, while the Fund’s broad-based index (S&P 500) returned 27.14%, highlighting similar performance. The Fund’s exposure to small-cap biotech stocks and mergers and acquisitions activity in oncology therapeutics contributed to its positive performance. Top performers in the Index included Summit Therapeutics, which delivered a remarkable return of 696.31% and represented 4.53% of the Index, followed by Janux Therapeutics at 326.70% (2.99% of the Index) and Nurix Therapeutics at 191.33% (1.90% of the Index). However, the Fund faced challenges from significant losses in Apollomics Inc (-97.36%), Ginkgo Bioworks (-92.57%), and Zentalis Pharmaceuticals (-87.21%), which were among the largest detractors and dampened the overall performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Range Cancer Therapeutics ETF	PAGE 1	TSR-AR-26922A826

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/13/2015)
Range Cancer Therapeutics ETF NAV	24.92	-3.48	-4.46
Range Cancer Therapeutics ETF Market	25.46	-3.38	-4.44
S&P 500 TR	27.14	15.92	14.42
Range Oncology Therapeutics Index	26.08	-2.68	-3.66
Visit https://www.rangeetfs.com/investor-materials for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$13,258,021
Number of Holdings	76
Net Advisory Fee	$116,178
Portfolio Turnover	52%
30-Day SEC Yield	-0.63%
30-Day SEC Yield Unsubsidized	-0.63%
Visit https://www.rangeetfs.com/investor-materials for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Securities	(%)
Summit Therapeutics, Inc.	3.8%
Geron Corporation	3.8%
Enliven Therapeutics, Inc.	2.7%
Acrivon Therapeutics, Inc.	2.6%
Nurix Therapeutics, Inc.	2.5%
iTeos Therapeutics, Inc.	2.2%
Nuvation Bio, Inc.	2.1%
Erasca, Inc.	1.9%
Foghorn Therapeutics, Inc.	1.9%
REVOLUTION Medicines, Inc.	1.9%
Industry Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rangeetfs.com/investor-materials.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Range Cancer Therapeutics ETF	PAGE 2	TSR-AR-26922A826

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$ 15,000	$ 14,500
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 3,500	$ 3,500
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Range Cancer Therapeutics ETF (Ticker: CNCR)
Annual Financials and Other Information
August 31, 2024

Range Cancer Therapeutics ETF
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Biotechnology - 78.6%(a)
2seventy bio, Inc.(b)	46,894	$ 228,374
Acrivon Therapeutics, Inc.(b)	36,627	347,590
Adicet Bio, Inc.(b)	90,582	132,250
Agenus, Inc.(b)	15,485	79,748
Allogene Therapeutics, Inc.(b)	41,312	108,651
Apollomics, Inc.(b)	310,007	37,232
Arcellx, Inc.(b)	2,672	183,673
Arcus Biosciences, Inc.(b)	10,138	173,563
Aura Biosciences, Inc.(b)	24,892	197,891
Autolus Therapeutics plc - ADR(b)	32,579	128,035
Bicycle Therapeutics plc - ADR(b)	8,097	174,085
Biomea Fusion, Inc.(b)	11,028	80,835
BioNTech SE - ADR(b)	2,001	176,528
Blueprint Medicines Corporation(b)	2,118	202,354
Caribou Biosciences, Inc.(b)	34,648	74,840
Compass Therapeutics, Inc.(b)	95,721	151,239
Cullinan Therapeutics, Inc.(b)	10,983	215,267
Day One Biopharmaceuticals, Inc.(b)	13,089	181,152
Erasca, Inc.(b)	89,278	258,013
Exelixis, Inc.(b)	8,214	213,810
Exscientia plc - ADR(b)	27,925	155,263
Fate Therapeutics, Inc.(b)	25,685	94,264
Genelux Corporation(b)	29,807	64,681
Genmab AS - ADR(b)	6,131	170,442
Geron Corporation(b)	106,113	504,037
Ideaya Biosciences, Inc.(b)	4,146	163,767
IGM Biosciences, Inc.(b)	18,208	185,539
Immatics NV(b)	15,477	171,640
ImmunityBio, Inc.(b)	37,822	149,397
Immunocore Holdings plc - ADR(b)	3,089	110,833
Innate Pharma SA - ADR(b)	73,688	176,851
Iovance Biotherapeutics, Inc.(b)	13,071	152,408
iTeos Therapeutics, Inc.(b)	17,308	291,640
Janux Therapeutics, Inc.(b)	4,917	231,001
Karyopharm Therapeutics, Inc.(b)	138,580	105,349
Kymera Therapeutics, Inc.(b)	4,704	227,485
Legend Biotech Corporation - ADR(b)	2,811	161,773
MacroGenics, Inc.(b)	11,564	40,590
Mersana Therapeutics, Inc.(b)	37,102	58,621
Monte Rosa Therapeutics, Inc.(b)	30,494	188,148
Nurix Therapeutics, Inc.(b)	13,230	333,396
Nuvalent, Inc. - Class A(b)	2,198	187,116
Nuvation Bio, Inc.(b)	84,793	273,033
Precigen, Inc.(b)	129,858	142,844
Prelude Therapeutics, Inc.(b)	41,638	216,518

The accompanying notes are an integral part of these financial statements.

1

Range Cancer Therapeutics ETF
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
RAPT Therapeutics, Inc.(b)	22,082	$45,378
Recursion Pharmaceuticals, Inc. - Class A(b)	17,229	125,427
Regeneron Pharmaceuticals, Inc.(b)	194	229,830
Relay Therapeutics, Inc.(b)	22,730	154,337
Replimune Group, Inc.(b)	21,008	213,651
REVOLUTION Medicines, Inc.(b)	5,810	247,680
SpringWorks Therapeutics, Inc.(b)	3,753	156,538
Sutro Biopharma, Inc.(b)	46,311	211,641
Syndax Pharmaceuticals, Inc.(b)	8,200	168,510
Tango Therapeutics, Inc.(b)	20,432	241,711
Tyra Biosciences, Inc.(b)	10,464	238,161
Vor BioPharma, Inc.(b)	100,649	87,987
Xencor, Inc.(b)	8,432	147,476
Zentalis Pharmaceuticals, Inc.(b)	13,167	45,689
Zymeworks, Inc.(b)	17,246	202,296
		10,418,078
Healthcare-Services - 0.2%
Ginkgo Bioworks Holdings, Inc.(b)	4,380	29,302
Pharmaceuticals - 19.9%
Arvinas, Inc.(b)	4,156	108,721
Bristol-Myers Squibb Company	3,541	176,873
Enliven Therapeutics, Inc.(b)	16,094	352,137
Foghorn Therapeutics, Inc.(b)	30,695	254,155
HUTCHMED China, Ltd. - ADR(b)	11,067	193,119
Immuneering Corporation - Class A(b)	64,035	71,079
Kura Oncology, Inc.(b)	8,451	177,978
Lyell Immunopharma, Inc.(b)	84,028	121,841
Merck & Company, Inc.	1,543	182,768
Merus NV(b)	4,165	212,373
Repare Therapeutics, Inc.(b)	35,575	103,523
Summit Therapeutics, Inc.(b)	39,094	507,440
Y-mAbs Therapeutics, Inc.(b)	12,383	177,201
		2,639,208
Software - 1.2%
Schrodinger, Inc.(b)	7,213	151,689
TOTAL COMMON STOCKS (Cost $16,444,419)		13,238,277

The accompanying notes are an integral part of these financial statements.

2

Range Cancer Therapeutics ETF
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.22%(c)	28,523	$28,523
TOTAL SHORT-TERM INVESTMENTS (Cost $28,523)		28,523
TOTAL INVESTMENTS - 100.1% (Cost $16,472,942)		$13,266,800
Liabilities in Excess of Other Assets - (0.1)%		(8,779)
TOTAL NET ASSETS - 100.0%		$13,258,021

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

Range Cancer Therapeutics ETF
Statement of Assets and Liabilities
August 31, 2024

ASSETS:
Investments, at value	$13,266,800
Interest receivable	132
Total assets	13,266,932
LIABILITIES:
Payable to adviser	8,911
Total liabilities	8,911
NET ASSETS	$13,258,021
NET ASSETS CONSISTS OF:
Paid-in capital	$55,077,343
Total accumulated losses	(41,819,322)
Total net assets	$13,258,021
Net assets	$13,258,021
Shares issued and outstanding(a)	880,814
Net asset value per share	$15.05
COST:
Investments, at cost	$16,472,942

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Range Cancer Therapeutics ETF
Statement of Operations
For the Year Ended August 31, 2024

INVESTMENT INCOME:
Dividend income	$12,851
Less: Issuance fees	(4,554)
Interest income	2,987
Total investment income	11,284
EXPENSES:
Investment advisory fee	116,178
Total expenses	116,178
Net Investment Loss	(104,894)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	102,094
In-kind redemptions	4,649,056
Foreign currency translation	(182)
Net realized gain	4,750,968
Net change in unrealized depreciation on:
Investments	(1,977,054)
Net change in unrealized depreciation	(1,977,054)
Net realized and unrealized gain	2,773,914
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,669,020

The accompanying notes are an integral part of these financial statements.

5

Range Cancer Therapeutics ETF
Statements of Changes in Net Assets

	Year Ended August 31,
	2024	2023
OPERATIONS:
Net investment loss	$(104,894)	$(70,268)
Net realized gain/(loss)	4,750,968	(7,191,078)
Net change in unrealized appreciation/(depreciation)	(1,977,054)	2,643,958
Net increase/(decrease) in net assets from operations	2,669,020	(4,617,388)
CAPITAL TRANSACTIONS:
Subscriptions	15,730,955	8,645,440
Subscriptions issued in connection with reorganization(1)	3,720,319	—
Redemptions	(18,502,031)	(17,622,685)
ETF transaction fees (See Note 6)	51	1
Net increase/(decrease) in net assets from capital transactions	949,294	(8,977,244)
Net increase/(decrease) in net assets	3,618,314	(13,594,632)
NET ASSETS:
Beginning of the year	9,639,707	23,234,339
End of the year	$13,258,021	$9,639,707
SHARE TRANSACTIONS
Subscriptions	950,021	600,000
Subscriptions in connection with reorganization(1)	380,814	—
Redemptions	(1,250,021)	(1,300,000)
Total increase/(decrease) in shares outstanding	80,814	(700,000)

(1)	Shares of Loncar China BioPharma ETF converted into shares of the Fund after close of business on October 20, 2023. See Note 7 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

6

Range Cancer Therapeutics ETF
Financial Highlights

	Year Ended August 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$12.05	$15.49	$30.65	$26.86	$19.54
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.05)	(0.06)	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments(d)	3.10	(3.39)	(13.25)	4.19	7.39
Total from investment operations	3.00	(3.44)	(13.31)	4.08	7.32
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.61)	(0.29)	—
Return of capital	—	—	(1.24)	—	—
Total distributions	—	—	(1.85)	(0.29)	—
ETF transaction fees per share	0.00(b)	0.00(b)	—	—	—
Net asset value, end of year	$15.05	$12.05	$15.49	$30.65	$26.86
TOTAL RETURN	24.92%	−22.21%	−45.54%	15.11%	37.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$13,258	$9,640	$23,234	$44,439	$40,293
Ratio of expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment loss to average net assets	(0.71)%	(0.40)%	(0.27)%	(0.37)%	(0.32)%
Portfolio turnover rate(c)	52%	86%	64%	58%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Portfolio turnover rate excludes in-kind transactions.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

7

Range Cancer Therapeutics ETF
Notes to Financial Statements
August 31, 2024
NOTE 1 – ORGANIZATION
Range Cancer Therapeutics ETF is a diversified series (the “Fund”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund’s investment objective is to track the performance, before fees and expenses, of the Range Oncology Therapeutics Index. The Fund commenced operations on October 13, 2015.
The end of the reporting period for the Fund is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

8

Range Cancer Therapeutics ETF
Notes to Financial Statements
August 31, 2024(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:
Range Cancer Therapeutics ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,238,277	$ —	$ —	$13,238,277
Short-Term Investments	28,523	—	—	28,523
Total Investments in Securities	$13,266,800	$—	$—	$13,266,800

^	See Schedule of Investments to see breakdown of securities by industry group.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the

9

Range Cancer Therapeutics ETF
Notes to Financial Statements
August 31, 2024(Continued)
Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments at fiscal period end, resulting from changes in exchange rates.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and from net realized gains on securities are declared and paid by the Fund on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences are primarily due to differing book and tax treatments for in-kind transactions, if any. During the fiscal year ended August 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Range Cancer Therapeutics ETF	$(3,315,764)	$3,315,764

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any

10

Range Cancer Therapeutics ETF
Notes to Financial Statements
August 31, 2024(Continued)
borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.79% of the Fund’s average daily net assets.
Range Fund Holdings (the “Sponsor”), the Index Provider for the Fund, has entered into a licensing and expense reimbursement agreement with the Adviser, pursuant to which the Fund Sponsor agrees to license the use of the Fund’s underlying index to the Adviser. The Sponsor also provides marketing support for the Fund including, but not limited to, distributing the Fund’s materials and providing the Fund with access to and the use of Sponsor’s other marketing capabilities, including communications through print and electronic media discussing the Index. The Sponsor does not act as an investment adviser or otherwise provide investment advice to the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$7,430,121	$ 7,558,150

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Fund.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

In-kind Purchases	In-kind Sales
$15,623,963	$18,395,082

NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2024 were as follows:

Tax cost of investments	$17,921,997
Gross tax unrealized appreciation	1,395,803
Gross tax unrealized depreciation	(6,051,000)
Net tax unrealized appreciation (depreciation)	(4,655,197)
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(37,164,125)
Distributable earnings (accumulated deficit)	$(41,819,322)

11

Range Cancer Therapeutics ETF
Notes to Financial Statements
August 31, 2024(Continued)
The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and tax treatment of passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2024, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.
At August 31, 2024, the Fund had the following capital loss carryforwards with no expiration:

Short-Term	Long-Term
$20,734,266	$16,429,859

During the fiscal year ended August 31, 2024, the Fund utilized $844,406 of short-term capital loss carryforward and $35,606 of long-term capital loss carryforward that was available as of August 31, 2023.
There were no distributions paid by the Fund during the fiscal year ended August 31, 2024 nor the fiscal year ended August 31, 2023.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Nasdaq Stock Market LLC. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund fee is $300, both payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – REORGANIZATION
After the close of business on October 20, 2023, Range Cancer Therapeutics ETF (the “Acquiring Fund”) acquired all net assets of the Loncar China BioPharma ETF (the “Acquired Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Trust on July 24, 2023. The Adviser and the Board recommended the reorganization due to the lack of scale in each Fund, and to eliminate duplicative products. The Reorganization closed as of the close of business October 20, 2023 as a taxable event. The expenses relating to the reorganization were borne by the Adviser. Under the terms of the Plan, shareholders of the Acquired Fund received shares of the Acquiring Fund equal in

12

Range Cancer Therapeutics ETF
Notes to Financial Statements
August 31, 2024(Continued)
U.S. dollar value to the interests of such shareholders in the Acquired Fund as of October 20, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. The following table illustrates the specifics of the reorganization:

	Pre-Reorganization Net Assets	Pre-Reorganization Shares Outstanding	Pre-Reorganization Net Asset Value
Loncar China BioPharma ETF	$3,720,319	275,000	$13.53
Range Cancer Therapeutics ETF	7,815,485	800,000	9.77

	Post-Reorganization Net Assets	Post-Reorganization Shares Outstanding	Exchange Ratio
Loncar China BioPharma ETF	$—	—	—
Range Cancer Therapeutics ETF	11,535,804	1,180,814	1.38477818

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since October 20, 2023.
Assuming the acquisition had been completed on September 1, 2023, the beginning of the annual reporting period of the Acquired Fund, the Acquiring Fund’s unaudited pro forma results of operations for the current fiscal period would be as follows:

(Unaudited)
Net investment income:	$(102,465)
Net realized gain (loss) on investments:	$1,495,411
Net increase (decrease) in net assets resulting from operations:	$1,392,946

NOTE 8 – RISKS
Industry Risk. To the extent that the Fund invests more heavily in particular industry groups of the economy, their performance will be especially sensitive to developments that significantly affect those industry groups or strategies.
Country Risk. To the extent that the Fund invest more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.
Cancer Therapeutics Companies Risk. The success of Cancer Therapeutics Companies heavily depends on the outcomes of clinical trials and obtaining necessary regulatory approvals for the development of new drugs and other treatments for cancer-related conditions. These companies face risks related to the failure of clinical trials, unforeseen safety issues, delays in the regulatory approval process, or failure to obtain approvals altogether. Cancer Therapeutics Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. Changes in healthcare policies, reimbursement rates, patent laws, or regulations governing drug development and commercialization can significantly impact the industry and individual companies. These changes may affect profitability, market access, and the viability of certain products or technologies.

13

Report of Independent Registered Public Accounting Firm
To the Shareholders of Range Cancer Therapeutics ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Range Cancer Therapeutics ETF (the “Fund”), a series of ETF Series Solutions, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2024

14

Range Cancer Therapeutics ETF
ADDITIONAL INFORMATION
(Unaudited)
1. Federal tax information
For the fiscal year ended August 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2024 was 0.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.
2. Information About Portfolio Holdings
The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at https://www.rangeetfs.com/cncr. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://www.rangeetfs.com/cncr daily.
3. Information About Proxy Voting
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.rangeetfs.com/cncr.
Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.
4. Frequency Distribution of Premiums and Discounts
Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://www.rangeetfs.com/cncr.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/07/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/07/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/07/2024

* Print the name and title of each signing officer under his or her signature.